Intangible assets - Additional Information (Details) $ in Thousands		1 Months Ended										12 Months Ended							65 Months Ended
	Aug. 02, 2022 USD ($)	Jul. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2017 EUR (€)	Feb. 05, 2014 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 1,556,000									€ 0	€ 416,000		€ 1,556,000				€ 416,000	€ 44,192,000
Purchase of intangible assets												0	2,000,000		587,000
Additions considerations												0	2,000,000		587,000
Impairment of intangible assets												0	0		41,000,000
Financial liabilities			42,251,000									30,995,000	39,893,000		42,251,000				39,893,000	€ 44,251,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																						€ 7,000,000
Purchase of intangible assets																€ 13,050,000	$ 15,000	€ 6,325,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill													1,800,000						1,800,000
Additions considerations		€ 2,000,000		€ 600,000		€ 400,000		€ 200,000		€ 2,500,000	€ 7,000,000
Licensing agreement, maximum milestone payment												47,000,000
IPH5201 agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Milestone payment received	$ 5,000				$ 5,000				$ 5,000				4,700,000	$ 5,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																					€ 40,000,000
Payments for milestone							€ 1,000,000
Impairment of intangible assets			€ 41,000,000										€ 41,000,000		€ 41,000,000				€ 0
Financial liabilities												€ 0